UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NASDAQ-100 INDEX FUND - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2008

[USAA
EAGLE
LOGO}
USAA (R)



                           USAA NASDAQ-100 INDEX Fund

                      1ST QUARTER Portfolio of Investments

                                 March 31, 2008







                                                                     (Form N-Q)
48480-0508                                  (C)2008, USAA. All rights reserved.
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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


                                                                      MARKET
       NUMBER                                                          VALUE
    OF SHARES  SECURITY                                                (000)
 -----------------------------------------------------------------------------

               COMMON STOCKS (98.4%)

               CONSUMER DISCRETIONARY (12.3%)
               ------------------------------
               ADVERTISING (0.4%)
        9,300  Focus Media Holdings Ltd.  *                   $           327
        6,499  Lamar Advertising Co. "A"  *                               233
                                                              ---------------
                                                                          560
                                                              ---------------
               BROADCASTING & CABLE TV (3.6%)
      123,684  Comcast Corp. "A"                                        2,392
       20,515  Discovery Holding Co. "A"  *                               435
       18,693  Dish Network Corp. "A"  *                                  537
       15,364  Liberty Global, Inc. "A"  *                                524
      138,874  Sirius Satellite Radio, Inc.  *                            397
       30,831  Virgin Media, Inc.                                         434
                                                              ---------------
                                                                        4,719
                                                              ---------------
               CASINOS & GAMING (0.8%)
       10,620  Wynn Resorts Ltd.                                        1,069
                                                              ---------------
               CATALOG RETAIL (0.6%)
       46,964  Liberty Media Corp. Interactive "A"  *                     758
                                                              ---------------
               CONSUMER ELECTRONICS (0.7%)
       17,264  Garmin Ltd.                                                932
                                                              ---------------
               DEPARTMENT STORES (0.9%)
       11,898  Sears Holdings Corp.  *                                  1,215
                                                              ---------------
               EDUCATIONAL SERVICES (0.5%)
       14,492  Apollo Group, Inc. "A"  *                                  626
                                                              ---------------
               HOMEFURNISHING RETAIL (0.7%)
       30,394  Bed Bath & Beyond, Inc.  *                                 896
                                                              ---------------
               INTERNET RETAIL (2.1%)
       23,684  Amazon.com, Inc.  *                                      1,689
       24,330  Expedia, Inc.  *                                           533
       24,731  IAC/InterActiveCorp  *                                     513
                                                              ---------------
                                                                        2,735
                                                              ---------------
               RESTAURANTS (1.2%)
       86,727  Starbucks Corp.  *                                       1,518
                                                              ---------------
               SPECIALTY STORES (0.8%)
       11,169  PetSmart, Inc.                                             228
       40,199  Staples, Inc.                                              889
                                                              ---------------
                                                                        1,117
                                                              ---------------
               Total Consumer Discretionary                            16,145
                                                              ---------------

               CONSUMER STAPLES (1.5%)
               -----------------------
               FOOD RETAIL (0.3%)
       11,651  Whole Foods Market, Inc.                                   384
                                                              ---------------
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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


                                                                      MARKET
       NUMBER                                                          VALUE
    OF SHARES  SECURITY                                                (000)
 -----------------------------------------------------------------------------
               HYPERMARKETS & SUPER CENTERS (1.0%)
       19,639  Costco Wholesale Corp.                         $         1,276
                                                              ---------------
               SOFT DRINKS (0.2%)
        8,000  Hansen Natural Corp.  *                                    282
                                                              ---------------
               Total Consumer Staples                                   1,942
                                                              ---------------

               HEALTH CARE (15.0%)
               -------------------
               BIOTECHNOLOGY (9.8%)
       43,586  Amgen, Inc.  *                                           1,821
       11,108  Amylin Pharmaceuticals, Inc.  *                            324
       27,673  Biogen Idec, Inc.  *                                     1,707
       34,547  Celgene Corp.  *                                         2,117
        5,500  Cephalon, Inc.  *                                          354
       28,850  Genzyme Corp.  *                                         2,151
       78,880  Gilead Sciences, Inc.  *                                 4,065
       12,500  Vertex Pharmaceuticals, Inc.  *                            299
                                                              ---------------
                                                                       12,838
                                                              ---------------
               HEALTH CARE DISTRIBUTORS (0.6%)
        7,700  Henry Schein, Inc.  *                                      442
       10,691  Patterson Companies, Inc.  *                               388
                                                              ---------------
                                                                          830
                                                              ---------------
               HEALTH CARE EQUIPMENT (1.3%)
       11,500  Hologic, Inc.  *                                           639
        3,287  Intuitive Surgical, Inc.  *                              1,066
                                                              ---------------
                                                                        1,705
                                                              ---------------
               HEALTH CARE SERVICES (1.0%)
       19,307  Express Scripts, Inc.  *                                 1,242
                                                              ---------------
               HEALTH CARE SUPPLIES (0.4%)
       12,616  DENTSPLY International, Inc.                               487
                                                              ---------------
               PHARMACEUTICALS (1.9%)
       53,466  Teva Pharmaceutical Industries Ltd. ADR                  2,470
                                                              ---------------
               Total Health Care                                       19,572
                                                              ---------------

               INDUSTRIALS (5.1%)
               ------------------
               AIR FREIGHT & LOGISTICS (1.2%)
       14,644  C.H. Robinson Worldwide, Inc.                              797
       17,797  Expeditors International of Washington, Inc.               804
                                                              ---------------
                                                                        1,601
                                                              ---------------
               AIRLINES (0.4%)
        9,900  Ryanair Holdings plc ADR  *                                280
        9,571  UAL Corp.                                                  206
                                                              ---------------
                                                                          486
                                                              ---------------
               CONSTRUCTION & ENGINEERING (0.6%)
       12,900  Foster Wheeler Ltd.  *                                     730
                                                              ---------------

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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


                                                                      MARKET
       NUMBER                                                          VALUE
    OF SHARES  SECURITY                                                (000)
 -----------------------------------------------------------------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.7%)
        9,171  Joy Global, Inc.                               $           598
       35,359  PACCAR, Inc.                                             1,591
                                                              ---------------
                                                                        2,189
                                                              ---------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.3%)
       15,934  Cintas Corp.                                               455
                                                              ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
        7,900  Stericycle, Inc.  *                                        407
                                                              ---------------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
       11,251  Monster Worldwide, Inc.  *                                 272
                                                              ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.4%)
       12,394  Fastenal Co.                                               569
                                                              ---------------
               Total Industrials                                        6,709
                                                              ---------------

               INFORMATION TECHNOLOGY (62.2%)
               ------------------------------
               APPLICATION SOFTWARE (3.6%)
       46,823  Adobe Systems, Inc.  *                                   1,667
       20,365  Autodesk, Inc.  *                                          641
       32,652  BEA Systems, Inc.  *                                       625
       24,422  Cadence Design Systems, Inc.  *                            261
       19,299  Citrix Systems, Inc.  *                                    566
       35,512  Intuit, Inc.  *                                            959
                                                              ---------------
                                                                        4,719
                                                              ---------------
               COMMUNICATIONS EQUIPMENT (13.4%)
      183,274  Cisco Systems, Inc. (b) *                                4,415
       29,938  Juniper Networks, Inc.  *                                  749
      167,217  QUALCOMM, Inc.                                           6,856
       48,313  Research In Motion Ltd.  *                               5,422
       19,886  Tellabs, Inc.  *                                           108
                                                              ---------------
                                                                       17,550
                                                              ---------------
               COMPUTER HARDWARE (13.0%)
      105,489  Apple, Inc.  *                                          15,138
       71,290  Dell, Inc.  *                                            1,420
       29,692  Sun Microsystems, Inc.  *                                  461
                                                              ---------------
                                                                       17,019
                                                              ---------------
               COMPUTER STORAGE & PERIPHERALS (1.1%)
       14,870  Logitech International S.A.  *                             378
       30,497  NetApp, Inc.  *                                            612
       17,720  SanDisk Corp.  *                                           400
                                                              ---------------
                                                                        1,390
                                                              ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
       17,738  Fiserv, Inc.  *                                            853
       29,620  Paychex, Inc.                                            1,015
                                                              ---------------
                                                                        1,868
                                                              ---------------
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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


                                                                      MARKET
       NUMBER                                                          VALUE
    OF SHARES  SECURITY                                                (000)
 -----------------------------------------------------------------------------
               ELECTRONIC MANUFACTURING SERVICES (0.6%)
       77,867  Flextronics International Ltd.  *              $           731
                                                              ---------------
               HOME ENTERTAINMENT SOFTWARE (1.5%)
       22,730  Activision, Inc.  *                                        621
       27,503  Electronic Arts, Inc.  *                                 1,373
                                                              ---------------
                                                                        1,994
                                                              ---------------
               INTERNET SOFTWARE & SERVICES (8.5%)
       13,596  Akamai Technologies, Inc.  *                               383
        2,200  Baidu.com, Inc.  *                                         527
       85,207  eBay, Inc.  *                                            2,542
       12,425  Google, Inc. "A"  *                                      5,473
       17,588  VeriSign, Inc.  *                                          585
       55,308  Yahoo!, Inc.  *                                          1,600
                                                              ---------------
                                                                       11,110
                                                              ---------------
               IT CONSULTING & OTHER SERVICES (0.8%)
       24,180  Cognizant Technology Solutions Corp. "A"  *                697
        9,610  Infosys Technologies Ltd. ADR                              344
                                                              ---------------
                                                                        1,041
                                                              ---------------
               SEMICONDUCTOR EQUIPMENT (1.8%)
       60,247  Applied Materials, Inc.                                  1,176
       18,519  KLA-Tencor Corp.                                           687
       11,284  Lam Research Corp.  *                                      431
                                                              ---------------
                                                                        2,294
                                                              ---------------
               SEMICONDUCTORS (6.5%)
       37,015  Altera Corp.                                               682
       36,751  Broadcom Corp. "A"  *                                      708
      174,276  Intel Corp.                                              3,691
       25,440  Linear Technology Corp.                                    781
       49,268  Marvell Technology Group Ltd.  *                           536
       13,461  Microchip Technology, Inc.                                 441
       46,882  NVIDIA Corp.  *                                            928
       32,824  Xilinx, Inc.                                               779
                                                              ---------------
                                                                        8,546
                                                              ---------------
               SYSTEMS SOFTWARE (10.0%)
       18,493  Check Point Software Technologies Ltd.  *                  414
      275,489  Microsoft Corp. (b)                                      7,818
      183,509  Oracle Corp. (b) *                                       3,589
       76,085  Symantec Corp.  *                                        1,265
                                                              ---------------
                                                                       13,086
                                                              ---------------
               Total Information Technology                            81,348
                                                              ---------------

               MATERIALS (0.9%)
               ----------------
               SPECIALTY CHEMICALS (0.5%)
       10,748  Sigma-Aldrich Corp.                                        641
                                                              ---------------
               STEEL (0.4%)
       16,600  Steel Dynamics, Inc.                                       549
                                                              ---------------
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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


                                                                      MARKET
       NUMBER                                                          VALUE
    OF SHARES  SECURITY                                                (000)
 -----------------------------------------------------------------------------
               Total Materials                                          1,190
                                                              ---------------

               TELECOMMUNICATION SERVICES (1.4%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.2%)
      128,720  Level 3 Communications, Inc.  *                $           273
                                                              ---------------
               WIRELESS TELECOMMUNICATION SERVICES (1.2%)
        5,800  Leap Wireless International, Inc.  *                       271
        8,961  Millicom International Cellular S.A.  *                    847
       14,262  NII Holdings, Inc.  *                                      453
                                                              ---------------
                                                                        1,571
                                                              ---------------
               Total Telecommunication Services                         1,844
                                                              ---------------
               Total Common Stocks (cost: $115,109)                   128,750
                                                              ---------------

    PRINCIPAL
       AMOUNT
        (000)
-------------
               MONEY MARKET INSTRUMENTS (1.6%)

               U.S. TREASURY BILLS (0.3%)
$         435  3.01%, 6/26/2008 (a), (c)                                  434
                                                              ---------------

               REPURCHASE AGREEMENTS (1.3%)
        1,622  State Street Bank & Trust Co., 0.05%, acquired
                   on 3/31/2008 and due 4/01/2008 at $1,622
                   (collateralized by $1,680 of U.S. Treasury,
                   1.48% (c), due 7/31/2008; market value
                   $1,672)                                              1,622
                                                              ---------------
               Total Money Market Instruments
               (cost: $2,054)                                           2,056
                                                              ---------------

               TOTAL INVESTMENTS (COST: $117,163)             $       130,806
                                                              ===============
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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. FAIR VALUE MEASUREMENTS - Effective January 1, 2008, the Fund adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

B. SECURITY VALUATION - The fair value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade.

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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used. Equity securities are generally classified within level 1 of the valuation hierarchy.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value. These securities are generally classified within level 2 of the valuation hierarchy.

3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of other factors such as type of issue, quality, coupon, maturity, call features, ratings, trading characteristics; indications as to values from dealers in securities; other observable market data such as yields or prices of securities of comparable quality, coupon, maturity, and type; and general market conditions. These securities are generally classified within level 2 of the valuation hierarchy.

4. Repurchase agreements are valued at cost, which approximates market value, and are primarily classified within level 2 of the valuation hierarchy.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the values are based upon the last sale on the prior trading date if it is within the spread between the closing bid and asked price closest to the last reported sale price is used. These financial instruments are generally classified within level 1 of the valuation hierarchy.

6. Securities for which active market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.
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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. The Manager seeks to maximize the use of observable inputs to the extent possible. In certain cases where there is limited activity or less transparency around the inputs used in the valuation, the securities are classified within level 3 of the valuation hierarchy.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's assets carried at fair value:

                                                                                    Other Financial
Valuation Inputs                               Investments in Securities               Instruments*
---------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                     $128,750,000                    $39,000
Level 2 - Other Significant Observable Inputs                  2,056,000                          -
Level 3 - Significant Unobservable Inputs                              -                          -
---------------------------------------------------------------------------------------------------
Total                                                       $130,806,000                    $39,000
===================================================================================================

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

C. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac,
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USAA NASDAQ-100 INDEX FUND
MARCH 31, 2008 (UNAUDITED)


are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, through either its regular custodian or a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E. As of March 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2008, were $33,747,000 and $20,104,000, respectively, resulting in net unrealized appreciation of $13,643,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $130,834,000 at March 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.0% of net assets at March 31, 2008.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
(a) Security with a value of $435,000 is segregated as collateral for initial margin requirements on open futures contracts.

(b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2008, as shown in the following table:

------------------------------------------------------------------------------------------------------------------
Type of Future      Expiration       Contracts    Position   Value at       Value at          Unrealized
                                                             Trade Date     March 31, 2008    Appreciation
------------------------------------------------------------------------------------------------------------------
NASDAQ-100 Mini     June 20, 2008       57         Long      $2,002,000      $2,041,000         $39,000
Index Futures
------------------------------------------------------------------------------------------------------------------

 (c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
  *  Non-income-producing security for the 12 months preceding March 31, 2008.





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    MAY 26, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    MAY 30, 2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    MAY 28, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.